Shareholders' equity and share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity and share-based payments
Summary of share cancellation

					Percentage
		Number of shares	Buybacks for the purpose of		of the share
Fiscal	Board of Directors’	bought back and	cancellation of the	the shareholder	capital
year	decision date	cancelled	dilution(a)	return policy(b)	cancelled(c)
2020			n/a(d)
2019	December 11, 2019	65,109,435 shares bought back between October 29, 2018 and September 9, 2019	34,860,133 shares issued as payment for the 1st, 2nd and 3rd 2018 interim dividends	30,249,302 shares	2.44%
2018	December 12, 2018	44,590,699 shares bought back between February 9 and October 11, 2018	28,445,840 shares issued as payment for the 2nd and 3rd interim dividends as well as for the final 2017 dividends	16,144,859 shares	1.66%
(a)	Cancellation of the dilution for the shares issued, without discount, for the scrip dividend.
(b)	Within the framework of the $5 billion share buyback program over the 2018-2020 period. On March 23, 2020, in the context of the COVID-19 pandemic and the fall in the oil prices, TOTAL SE announced the suspension of its buyback programme. The Company had previously announced a $2 billion share buyback target for 2020 in a 60 $/b environment and has bought back $554 million.
(c)	Percentage of the share capital that the cancelled shares represented on the operations’ date.
(d)	TOTAL SE did not cancel any shares in the fiscal year 2020.

Schedule of variation of the number of shares composing the shares capital

As of December 31, 2017 (a)		2,528,989,616
	2018 Capital increase reserved for employees	9,354,889
	Capital increase as payment of the scrip dividend (second, third interim and final 2017 dividend, as well as the first 2018 interim dividend)	47,229,037
	Exercise of TOTAL share subscription options	2,096,571
	Capital increase in consideration for the acquisition of Maersk Olie og Gas A/S	97,522,593
	Capital reduction by cancellation of treasury shares	(44,590,699)
As of December 31, 2018(b)		2,640,602,007
	2019 Capital increase reserved for employees	10,047,337
	Capital increase as payment of the scrip dividend (second and third 2018 interim dividend)	16,076,936
	Exercise of TOTAL share subscription options	264,230
	Capital reduction by cancellation of treasury shares	(65,109,435)
As of December 31, 2019(c)		2,601,881,075
	Deferred contribution pursuant to the 2015 capital increase reserved for employees	18,879
	2020 Capital increase reserved for employees	13,160,383
	Capital increase as payment of the scrip dividend (final 2019 dividend)	38,063,688
AS OF DECEMBER 31, 2020 (d)		2,653,124,025
(a)	Including 8,376,756 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 32,473,281 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 15,474,234 treasury shares deducted from consolidated shareholders’ equity.

(d)Including 24,392,703 treasury shares deducted from consolidated shareholders’ equity.

Schedule of ESOP completed by the company

Fiscal year	2020	2019	2018
Date of the ESOP	June 11, 2020	June 6, 2019	May 3, 2018
By virtue of	18th resolution of the EGM of June 1, 2018	18th resolution of the EGM of June 1, 2018	23rd resolution of the EGM of May 24, 2016
Subscriptions
Number of shares subscribed	12,952,925	9,845,111	9,174,817
Subscription price	26.20 euros	40.10 euros	37.20 euros
Free shares
Number of shares granted	207,458	202,226	180,072
By virtue of	19th resolution of the EGM of June 1, 2018	19th resolution of the EGM of June 1, 2018	24th resolution of the EGM of June 24, 2016
Deferred contribution
Number of shares granted	1,380	5,932	6,784
Number of beneficiaries	276	1,187	1,360
End of the acquisition period	June 11, 2025	June 6, 2024	May 3, 2023

Schedule of TOTAL shares held by TOTAL SE

As of December 31,	2020	2019	2018
Number of treasury shares held by TOTAL SE	24,392,703	15,474,234	32,473,281
Percentage of share capital	0.92%	0.59%	1.23%
Of which shares acquired with the intention to cancel them	23,284,409	11,051,144	27,360,278
Of which shares allocated to TOTAL share performance plans for Group employees	1,055,446	4,357,324	5,044,817
Of which shares intended to be allocated to new share performance or purchase options plans	52,848	65,766	68,186

Schedule of weighted-average shares and diluted shares used to calculate earnings per share and fully-diluted earnings per share

	2020	2019	2018
Number of shares as of January 1,	2,601,881,075	2,640,602,007	2,528,989,616
TOTAL shares held by TOTAL SE or by its subsidiaries and deducted from shareholders' equity	(15,474,234)	(32,473,281)	(8,376,756)
Evolution of the number of shares during the financial year (pro-rated)
Exercise of TOTAL share subscription options	—	157,153	1,351,465
Final grant of TOTAL performance shares	2,154,064	2,140,576	2,039,729
Capital increase reserved for employees	7,689,476	5,860,947	6,236,593
Capital increase as payment of the scrip dividend	17,445,857	12,360,894	26,352,572
Capital increase in consideration for the acquisition of Maersk Olie og Gas A/S	—	—	81,268,828
Buyback of TOTAL treasury shares including:	(11,669,489)	(27,026,481)	(30,405,112)
Shares repurchased in during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(10,666,710)	(24,818,443)	(30,102,242)
Shares repurchased in during the fiscal year to cover for the performance share plans	(1,002,779)	(2,208,038)	(302,870)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,602,026,749	2,601,621,815	2,607,456,934
Dilutive effect
Grant of TOTAL share subscription or purchase options	—	33,636	296,830
Grant of TOTAL performance shares	—	14,593,030	13,794,896
Capital increase reserved for employees(a)	—	1,759,407	2,167,784
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,(b)	2,602,026,749	2,618,007,888	2,623,716,444

(a)    Including the capital increase in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

(b)    In 2020, the effect generated by the grant of TOTAL performance shares and by the capital increase reserved for employees (19,007,836 shares) is anti-dilutive. In accordance with IAS 33, the weighted-average number of diluted shares is therefore equal to the weighted-average number of shares.

Summary of dividends

2020 Dividend	First interim	Second interim	Third interim	Final
Amount	€0.66	€0.66	€0.66	€0.66
Set date	May 4, 2020	July 29, 2020	October 29, 2020	May 28, 2021
Ex-dividend date	September 25, 2020	January 4, 2021	March 25, 2021	June 24, 2021
Payment date	October 2, 2020	January 11, 2021	April 1, 2021	July 1, 2021

Detail of other comprehensive income

For the year ended December 31,
(M$)	2020	2019	2018
Actuarial gains and losses	(212)	(192)	(12)
Change in fair value of investments in equity instruments	533	142	—
Tax effect	65	53	13
Currency translation adjustment generated by the parent company	7,541	(1,533)	(4,022)
Sub-total items not potentially reclassifiable to profit & loss	7,927	(1,530)	(4,021)
Currency translation adjustment	(4,645)	740	1,113
– Unrealized gain/(loss) of the period	(4,607)	800	1,238
– Less gain/(loss) included in net income	38	60	125
Cash flow hedge	(313)	(599)	25
– Unrealized gain/(loss) of the period	(175)	(552)	(94)
– Less gain/(loss) included in net income	138	47	(119)
Variation of foreign currency basis spread	28	1	(80)
– Unrealized gain/(loss) of the period	(22)	(57)	(80)
– Less gain/(loss) included in net income	(50)	(58)	—
Share of other comprehensive income of equity affiliates, net amount	(1,831)	408	(540)
– Unrealized gain/(loss) of the period	(1,841)	421	(495)
– Less gain/(loss) included in net income	(10)	13	45
Other	(8)	(3)	(5)
Tax effect	72	202	14
Sub-total items potentially reclassifiable to profit & loss	(6,697)	749	527
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	1,230	(781)	(3,494)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2020			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	7,541	7,541	—	—	—
Currency translation adjustment	(4,645)	(4,668)	115	(12)	(80)
Currency translation adjustment of equity affiliates	(1,657)	(851)	(11)	(886)	91
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	1,239	2,022	104	(898)	11

As of December 31, 2019			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(1,533)	(1,533)	—	—	—
Currency translation adjustment	740	636	138	7	(41)
Currency translation adjustment of equity affiliates	607	149	(7)	530	(65)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(186)	(748)	131	537	(106)

As of December 31, 2018			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(4,022)	(4,022)	—	—	—
Currency translation adjustment	1,113	1,883	(431)	(10)	(329)
Currency translation adjustment of equity affiliates	(564)	343	14	(805)	(116)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(3,473)	(1,796)	(417)	(815)	(445)

Tax effects relating to each component of other comprehensive income are as follows:

	2020			2019			2018
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	(212)	47	(165)	(192)	55	(137)	(12)	13	1
Change in fair value of investments in equity instruments	533	18	551	142	(2)	140	—	—	—
Currency translation adjustment generated by the parent company	7,541	-	7,541	(1,533)	—	(1,533)	(4,022)	—	(4,022)
Sub-total items not potentially reclassifiable to profit & loss	7,862	65	7,927	(1,583)	53	(1,530)	(4,034)	13	(4,021)
Currency translation adjustment	(4,645)	-	(4,645)	740	—	740	1,113	—	1,113
Cash flow hedge	(313)	79	(234)	(599)	202	(397)	25	(6)	19
Variation of foreign currency basis spread	28	(7)	21	1	—	1	(80)	20	(60)
Share of other comprehensive income of equity affiliates, net amount	(1,831)	-	(1,831)	408	—	408	(540)	—	(540)
Other	(8)	-	(8)	(3)	—	(3)	(5)	—	(5)
Sub-total items potentially reclassifiable to profit & loss	(6,769)	72	(6,697)	547	202	749	513	14	527
TOTAL OTHER COMPREHENSIVE INCOME	1,093	137	1,230	(1,036)	255	(781)	(3,521)	27	(3,494)

Schedule of share-based payment expense

As of December 31,
(M$)	2020	2019	2018
Total restricted shares plans	176	180	264
SunPower plans	26	26	21
Capital increase reserved for employees	12	27	30
TOTAL	214	233	315

TOTAL share subscription or purchase option plans
Shareholders' equity and share-based payments
Summary of share subscription or purchase option plans

					Weighted
					average
	2010 Plan	2011 Plan		Total	exercise price
Date of the shareholders’ meeting	5/21/2010	5/21/2010
Award date (a)	9/14/2010	9/14/2011
Strike price	38.20	€33.00	€
Expiry date	9/14/2018	9/14/2019
Number of options
Existing options as of January 1, 2018	1,950,372	490,568		2,440,940	37.15	€
Granted	—	—		—	—
Cancelled(b)	(79,139)	—		(79,139)	38.20	€
Exercised	(1,871,233)	(225,338)		(2,096,571)	37.64	€
Existing options as of January 1, 2019	—	265,230		265,230	33.00	€
Granted	—	—		—	—
Cancelled(b)	—	(1,000)		(1,000)	33.00	€
Exercised	—	(264,230)		(264,230)	33.00	€
Existing options as of January 1, 2020	—	—		—	n/a
(a)	The grant date is the date of the Board meeting awarding the share subscription or purchase options.
(b)	Out of the options canceled in 2018 and 2019, (i) 79,139 options that were not exercised expired on September 14, 2018 due to expiry of 2010 Plan and (ii) 1,000 options that were not exercised expired on September 14, 2019 due to expiry of 2011 Plan.

TOTAL performance share plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2015	2016	2017	2018	2019	2020		Total
Date of the shareholders’ meeting	5/16/2014	5/24/2016	5/24/2016	5/24/2016	6/1/2018	1/6/2018
Award date	7/28/2015	7/27/2016	7/26/2017	3/14/2018	3/13/2019	3/18/2020
Date of the final award (end of the vesting period)	7/29/2018	7/28/2019	7/27/2020	3/15/2021	3/14/2022	3/20/2023
Transfer authorized as from	7/29/2020	7/29/2021	7/28/2022	3/16/2023	3/15/2024	3/21/2025
Grant date IFRS 2 fair value	35.90	€35.37	€35.57	€36.22	€40.11	€12.40	€
Number of performance shares
Outstanding as of January 1, 2018	4,697,305	5,607,100	5,679,039	—	—	—		15,983,444
Notified	—	—	—	6,083,145	—	—		6,083,145
Cancelled	(621,568)	(61,840)	(26,640)	(12,350)	—	—		(722,398)
Finally granted	(4,075,737)	(2,040)	(1,480)	—	—	—		(4,079,257)
Outstanding as of January 1, 2019	—	5,543,220	5,650,919	6,070,795	—	—		17,264,934
Notified	—	-	—	—	6,447,069	—		6,447,069
Cancelled	—	(1,267,392)	(41,220)	(41,260)	(39,246)	—		(1,389,118)
Finally granted	—	(4,275,828)	(1,840)	(1,100)	(180)	—		(4,278,948)
Outstanding as of January 1, 2020	—	—	5,607,859	6,028,435	6,407,643	—		18,043,937
Notified	—	—	—	—	—	6,727,352		6,727,352
Cancelled	—	—	(1,313,687)	(55,830)	(44,289)	(18,691)		(1,432,497)
Finally granted	—	—	(4,294,172)	(10,740)	(10,890)	(1,773)		(4,317,575)
OUTSTANDING AS OF DECEMBER 31, 2020	—	—	—	5,961,865	6,352,464	6,706,888		19,021,217

Summary of grant rate by ranking

Ranking	Grant rate
1st place	180%
2nd place	130%
3rd place	80%
4th and 5th places	0%

SunPower plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	Restricted Stock Awards and Units
		Weighted-Average Grant Date
		Fair Value Per Share
	Shares (in thousands)	(in dollars) (a)
Outstanding as of January 1st, 2018	7,293	11.83
Granted	4,449	7.77
Vested (b)	(2,266)	14.45
Forfeited	(1,816)	10.10
Outstanding as of January 1st, 2019	7,660	9.11
Granted	5,430	6.82
Vested (b)	(2,460)	9.65
Forfeited	(1,304)	8.28
Outstanding as of January 1st, 2020	9,326	7.75
Granted	12,797	11.10
Vested (b)	(3,596)	9.88
Forfeited	(11,360)	7.07
OUTSTANDING AS OF DECEMBER 31, 2020	7,167	13.75
(a)	SunPower estimates the fair value of the restricted stock unit awards as the stock price on the grant date.
(b)	Restricted stock awards and units vested include shares withheld on behalf of employees to satisfy the minimum statutory tax withholding requirements.

Capital increase reserved for employees
Shareholders' equity and share-based payments
Schedule of assumptions used for valuation of the cost

The main assumptions used for the valuation of the cost of the capital increase reserved for employees in 2020 were the following:

For the year ended December 31,	2020
Date of the Board of Directors meeting that decided the issue	September 18, 2019
Reference price (€) (a)	32.75
Subscription price (€) (b)	26.20
Number of shares issued (in millions) (c)	13.16
Risk free interest rate over five years (%)	(0.392)
Employees loan financing rate (%) (d)	4.73
Non transferability cost (% of the reference's share price)	19.27
(a)	Average of the closing prices of the TOTAL shares over the twenty trading sessions preceding April 29th, 2020, the date of the Chairman and CEO’s decision setting the subscription price and opening date of the subscription period.
(b)	Reference price, reduced by a 20% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.
(d)	Average of 5 year consumer’s credit rates..